RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

During the three months ended November 30, 2018, the president of the Company incurred $300 of expenses on behalf of the Company. The amount owed to the related party as of November 30, 2018 and August 31, 2018 is $2,502 and $2,202, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the three months ended November 30, 2018, the former President, and current Senior Vice President, European Operations, who is a major shareholder, paid for expenses on behalf of the Company for a total of $3,386. The amount of $558 was repaid during the three months ended November 30, 2018. The amount owed to the related party as of November 30, 2018 and August 31, 2018 is $3,326 and $498, respectively. The amounts are non-interest bearing, and have no terms of repayment.

During the three months ended November 30, 2018, a company owned by the Senior Vice President, European Operations, who is a major shareholder, provided consulting services for $7,500. As of November 30, 2018, there is $2,500 outstanding.

NOTE 4 - RELATED PARTY TRANSACTIONS

During the year ended August 31, 2017, the Company borrowed an additional $12,406 from former President of the Company who at the time was the Company’s controlling shareholder; the amount borrowed was non-interest bearing and due on-demand loan (the “Shareholder Loan”). On November 18, 2016, the Shareholder Loan was forgiven for the total loan amount of $16,856.

During the year ended August 31, 2018, the President of the Company incurred $1,340 of expenses on behalf of the Company. The amount owing to the related party as of August 31, 2018 and August 31, 2017 is $2,202 and $862, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the year ended August 31, 2018 the former President, and current Senior Vice President, European Operations, who is a major stockholder paid rent expense on behalf of the Company, and paid for expenses on behalf of the company for a total of $18,554. The amount of $18,056 was repaid during the year ended August 31, 2018. The amount owing to the related party as of August 31, 2018 and August 31, 2017 is $498 and $0, respectively. The amounts are non-interest bearing, and have no terms of repayment.

On November 18, 2016, the former President of the Company transferred all of the 6,000,000 shares that he held to the Company’s current Senior Vice President, European Operations.

During the year ended August 31, 2017, the Company received $150,000 from two related parties from shares issuance under subscription agreement. The amounts have been recorded as stock common stock issued, and was settled with shares of the Company subsequent to year-end. The amounts of $150,000 with related parties is for the issuance of 375,000 common shares, purchase price of $0.40 and 375,000 warrants with an exercise price of $1.00 per share, and five years expiry date.

The Company has an employment contract with a key employee, Mr. Gregory Gorgas, who is an officer of the Company. As of August 31, 2018 no salary is owed. During the year ended August 31, 2018, $74,840 was paid as salary to Mr. Gorgas.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

On May 2, 2017, the Company appointed two additional Directors. Each Director was granted a restricted stock award (the “RSA”) for 120,000, and 100,000 shares, respectively, of the Company’s common stock, vesting annually over a four-year period, in each case subject to such director’s continued service to the Company.

On July 31, 2017, the Company appointed one additional Director. The Director was granted a restricted stock award (the “RSA”) for 100,000 shares of the Company’s common stock, vesting annually over a four-year period, in each case subject to the director’s continued service to the Company.

On September 20, 2017, the Company appointed two additional Directors. Each Director was granted a restricted stock award (the “RSA”) for 100,000 shares of the Company’s common stock, vesting annually over a four-year period, in each case subject to such director’s continued service to the Company.

On January 26, 2018, the Company received $65,000 from two related parties from shares issuance under subscription agreement. The amounts have been recorded as stock common stock issued, and was be settled with shares of the Company subsequent to quarter end. The amounts of $65,000 with related parties is for the issuance of 99,999 common shares, purchase price of $0.65 and 99,999 warrants with an exercise price of $1.50 per share, and five years expiry date. (See note 5).

During the year ended August 31, 2018, the company recorded $56,835 of stock compensation expense for all five members of the Company’s Board of Directors.